Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Total		¥ 74,194	¥ 30,776	¥ 147,507	¥ 127,790
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(4,119)	1,052	7,855	(1,501)
Realized gain on investments in equity securities held for operating purposes		74	17	656	205
Equity in earnings of affiliates		10,945	9,054	12,003	22,885
Corporate items		(5,266)	(39,985)	(9,572)	(43,925)
Other	[1]	11,450	6,852	7,909	14,024
Total		¥ 13,084	¥ (23,010)	¥ 18,851	¥ (8,312)

[1]	Includes the impact of Nomura's own creditworthiness.